Scienna ID	Loan Number	Redacted ID	Seller Loan Number	Borrower Name	State	QM/ATR Status	TRID Flag	Initial Overall Loan Grade	Final Overall Grade	Final Credit Grade	Final Property Grade	Final Compliance Grade	Material (level 3) TRID exception?	Material (level 3) Non-TRID exception?	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	Property Type	Note Date	LTV	CLTV	Occupancy	Purpose	Credit Score	Brwr 1 Yrs in Property	Brwr 1 Occupation	Brwr 1 Yrs on Job	Total Monthly Income	Mortgage History	Cash Out Amount	DTI	FTHB Flag	Loan Doc Type	Loan Status	Review Date
4EFACIUROIU	xx	500_173		xx	Maryland	Not Covered/Exempt	No	1	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Purchase						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:			Yes	Alternative	QC Complete	01/31/2023
XWA053TQV54	xx	500_212		xx	Florida	Not Covered/Exempt	No	1	1	1	1	1	No	No						PUD	xx	xx	xx	Investor	Purchase						Mos Reviewed:24 Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	11/12/2021
0KPHYCELDQS	xx	500_213		xx	Florida	Not Covered/Exempt	No	1	1	1	1	1	No	No						PUD	xx	xx	xx	Investor	Purchase						Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:			No	Alternative	QC Complete	11/09/2021
FMNR1FOVIRL	xx	500_239	xx	Florida	Non-QM/Compliant	Yes	3	1	1	1	1	No	No	*** (CURED) Application Missing - EV R
COMMENT:   Final 1003 Document is missing in the file.

11/23/2021 - Received final 1003 & condition resolved.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   Final Closing Disclosure is missing in the loan file.

Not Resolved : 12/21/2021 - Received copy of Final settlement statement. But Final closing disclosure is required.

*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   Mortgage document missing from the package (xx).

11/22/2021 - Received Mortgage document & condition resolved.

*** (CURED) Note is missing or unexecuted - EV R
COMMENT:   Note document is missing in the file.

																	11/22/2021 - Received Note document & condition resolved.			Single Family	xx	xx	xx	Primary	Purchase	770		xx	0.67	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		26.492%	Yes	Alternative	QC Complete	11/10/2021
Q1LNNSFQ1QE	xx	500_248		xx	Florida	Not Covered/Exempt	No	1	1	1	1	1	No	No						Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase	758					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	11/09/2021
NITRPGFBQCT	xx	500_252	xx	Florida	Not Covered/Exempt	No	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   Missing Secondary Valuation required for Securitization. both CU risk scores are missing.

																	01/04/2022 - Received CDA as additional valuation & condition resolved.			Mid Rise Condo (5-8 Stories)	xx	xx	xx	Investor	Purchase						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:			No	Alternative	QC Complete	11/12/2021
DBI4IRUOUWH	xx	500_256		xx	Washington	Non-QM/Compliant	Yes	1	1	1	1	1	No	No						Single Family	xx	xx	xx	Primary	Cash Out	732	6	xx	21.25	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.733%		Alternative	QC Complete	12/02/2021
TAYMRY034FC	xx	500_271	xx	Illinois	Non-QM/Compliant	Yes	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.  Higher-Priced Mortgage Loan Test: FAIL      Charged: 5.556%     Allowed: 4.420%     Over by: +1.136%

																	Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			PUD	xx	xx	xx	Primary	Cash Out	700	3.08	xx	7.33	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	49.522%		Full Documentation	QC Complete	01/30/2023
YQRD2KDPJFQ	xx	500_302		xx	California	Not Covered/Exempt	No	3	1	1	1	1	No	No			*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R COMMENT: Provide additional secondary valuation document report for the subject property as in the available valuation report AVM confidence score score is 0.39 that is more than the allowable limit. 01/04/2022 - Received CDA as additional valuation & condition resolved.			2 Family	xx	xx	xx	Investor	Cash Out	749		xx	5	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	7.928%		Alternative	QC Complete	01/31/2023
IFI1HZR4OLV	xx	500_31	xx	California	Non-QM/Compliant	Yes	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged: 4.887% Allowed: 4.640% Over by: +0.247%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test: FAIL Charged: 4.887% Allowed: 4.640% Over by: +0.247%

																	Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation CA AB 260, California Financial Code Division 1.9 4995(a).			Single Family	xx	xx	xx	Primary	Cash Out	694	28	xx	40	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	24.573%		Alternative	QC Complete	01/30/2023
NKECULKDRHG	xx	500_315	xx	Florida	Not Covered/Exempt	No	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   Missing Secondary Valuation required for Securitization. both CU risk scores are missing.

																	01/04/2022 - Received CDA as additional valuation & condition resolved.			High Rise Condo (>=9 Stories)	xx	xx	xx	Investor	Cash Out						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	xx			Alternative	QC Complete	11/09/2021
5VSBPN4R2OO	xx	500_316		xx	Florida	Not Covered/Exempt	No	1	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Cash Out	720					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	11/26/2021
2X13UGVG2AW	xx	500_317		xx	Florida	Not Covered/Exempt	No	1	1	1	1	1	No	No						Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase	732					Mos Reviewed:17 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	11/09/2021
QPW40PK2U3Z	xx	500_33	xx	Utah	Non-QM/Compliant	Yes	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   AVM Confidence score > 0.10. Require additional valuation to support the original stated value

3/4/2022 - Received CDA (Desk Review) and condition has been resolved

*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R
COMMENT:   Initial Loan Estimate is missing in the loan package. Kindly provide initial loan estimate.

Resolved 2/17/2022 :- Provided Initial Documents updated.

*** (CURED) Missing Required State Disclosures - EV R
COMMENT:   List of Servicing Providers document is missing in the loan package. Kindly provide List of Servicing Providers document.

																	02/17/2022 - Received list of service providers & condition resolved.			Single Family	xx	xx	xx	Primary	Cash Out	728	2.83	xx	2	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	48.800%		Alternative	QC Complete	02/10/2022
NNSEWUA1KRE	xx	500_332	xx	Illinois	Non-QM/Compliant	Yes	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL  Charged :  5.957%  Allowed :  4.560%  Overby :  +1.397%

																	Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Mid Rise Condo (5-8 Stories)	xx	xx	xx	Primary	Purchase	774		xx	11	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		10.700%	No	Alternative	QC Complete	01/30/2023
3BSAPLFQHCX	xx	500_334		xx	Texas	Not Covered/Exempt	No	1	1	1	1	1	No	No						PUD	xx	xx	xx	Investor	Refinance	788					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	11/26/2021
L1K124AXMJC	xx	500_348		xx	Idaho	Non-QM/Compliant	Yes	3	1	1	1	1	No	No			*** (CURED) Appraisal Value - EV R COMMENT: Provide secondary valuation report for the subject property as AVM in the file neither have Confidence score nor appraised value 01/04/2022 - Received CDA as additional valuation & condition resolved.			Single Family	xx	xx	xx	Primary	Cash Out	744	2.75	xx		xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.703%		Alternative	QC Complete	01/31/2023
YKVVXE1L5FB	xx	500_349		xx	Hawaii	Not Covered/Exempt	No	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Provide Secondary valuation as CU risk socre is missing. 01/24/2022 - Received AVM as secondary valuation & condition resolved.			Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase	771					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	11/24/2021
JGVL211L3EW	xx	500_353		xx	Florida	Not Covered/Exempt	No	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: AVM confidence score is greater than 0.10 ( CA Value). Provide CDA or similar document. 01/04/2022 - Received CDA as additional valuation & condition resolved.			Mid Rise Condo (5-8 Stories)	xx	xx	xx	Investor	Purchase	780					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		0.000%	No	Alternative	QC Complete	11/10/2021
JALTOGM3ZTY	xx	500_354		xx	Illinois	Not Covered/Exempt	No	1	1	1	1	1	No	No						PUD	xx	xx	xx	Investor	Purchase	762					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Verification of Rent			Yes	Alternative	QC Complete	11/25/2021
KVTZVDZUO2P	xx	500_36	xx	Tennessee	Non-QM/Compliant	Yes	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL: charged  5.654% allowed  5.120%  over by +0.534%

																	Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Single Family	xx	xx	xx	Primary	Cash Out	690	12.5	xx	14.08	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:	xx	42.517%		Alternative	QC Complete	01/30/2023
I4TXAL5NZJ4	xx	500_367	xx	Florida	Non-QM/Compliant	Yes	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL  Charged  :   4.913%  Allowed :  4.600%  Overby : +0.313%

																	Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			PUD	xx	xx	xx	Primary	Purchase	750		xx	2.33	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		21.016%	Yes	Alternative	QC Complete	01/30/2023
PHKLQMA1M0D	xx	500_374		xx	California	Not Covered/Exempt	No	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Incomplete or Data not complete - EV R COMMENT: Provide CDA or similar document as provided AVM reflects confidence score as 0.17 which is greater than 0.17 (Vero Value) 01/04/2022 - Received CDA as additional valuation & condition resolved.			Single Family	xx	xx	xx	Investor	Cash Out	743					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	01/31/2023
3NVMHLKZVPS	xx	500_376	xx	California	Non-QM/Compliant	Yes	3	1	1	1	1	No	No	*** (CURED) Borrower certification and authorization - EV R
COMMENT:   Employment authorization expired on 1/8/2022, Need renewed card.

03/31/2022 - Received renewed Employment authorization card and condition has been resolved.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test.Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 4.799%      Allowed:  4.530%     Over by: +0.269%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test.Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 4.799%      Allowed:  4.530%     Over by: +0.269%

																	Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation CA AB 260, California Financial Code Division 1.9 4995(a).			Single Family	xx	xx	xx	Primary	Cash Out	668	25	xx	5.5	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	23.522%		Alternative	QC Complete	01/30/2023
W1AZ3DJVAX3	xx	500_377	xx	New Jersey	Non-QM/Compliant	Yes	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   "Provide CDA or similar document as value on AVM xx exceeds the value on Appraisal xx by more than 10% on negative side."

3/21/2022 - Received CDA as secondary valuation & condition resolved

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL:  charged  6.278%  allowed 4.530%   over by +1.748%

																	Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Single Family	xx	xx	xx	Primary	Cash Out	734	16	xx	17.5	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	34.493%		Alternative	QC Complete	01/30/2023
ZGSCCQ4VBDB	xx	500_389	xx	California	Non-QM/Compliant	Yes	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL charged 7.100% allowed 4.600% over by +2.500%

																	Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Single Family	xx	xx	xx	Primary	Cash Out	611	4.41	xx	8.33	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	45.428%		Full Documentation	QC Complete	01/30/2023
TSECNLLF03Y	xx	500_403		xx	Texas	Non-QM/Compliant	Yes	1	1	1	1	1	No	No						PUD	xx	xx	xx	Primary	Purchase	704		xx	3	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		45.164%	Yes	Alternative	QC Complete	02/24/2022
4ZOYL1J4AXI	xx	500_405		xx	Nevada	Not Covered/Exempt	No	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: AVM to be ordered as both CU risk score is missing. 03/10/2022 - Not resolved - Received AVM as additional valuation but variance (11%) & FSD score (0.1770) exceeds the limit. 3/29/2022 - Received CDA and condition have been resolved			Single Family	xx	xx	xx	Investor	Cash Out	593					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	03/01/2022
3J5VQZQTYMJ	xx	500_406		xx	California	Not Covered/Exempt	No	1	1	1	1	1	No	No						PUD	xx	xx	xx	Investor	Purchase	802					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	03/01/2022
JVK2E5I04G0	xx	500_409		xx	Utah	Non-QM/Compliant	Yes	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: AVM to be ordered as Both CU scores are missing. 03/10/2022 - Not resolved - Received AVM as additional valuation but variance (-15%) exceeds limit. 3/29/2022 - Received CDA and condition have been resolved			Single Family	xx	xx	xx	Primary	Purchase	678		xx	2.75	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		40.397%	No	Full Documentation	QC Complete	03/04/2022
GSXTUH31DB3	xx	500_410		xx	Arizona	Non-QM/Compliant	Yes	3	1	1	1	1	No	No			*** (CURED) Final Application Incomplete - EV R COMMENT: Last two pages of final 1003 is missing in the file 03/31/2022 - Received Final 1003 for both the borrowers but lender loan information section L1 to L4 missing on the file 5/20/2022 - Not Resolved - Received Final 1003 but lender loan information section L1 to L4 missing on the file 06/15/2022 - Received 1003 with lender loan information section L1 to L4. Hence, condition is resolved.			PUD	xx	xx	xx	Secondary	Purchase	689		xx	5	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		32.909%	No	Alternative	QC Complete	02/24/2022
WMNKV5MZVQN	xx	500_411		xx	Florida	Non-QM/Compliant	Yes	4	1	1	1	1	No	No			*** (CURED) Credit report showing alert - EV R COMMENT: In current mortgage xx #xx showing 6 30days late payment in credit report. As per guideline (xx Rate Matrix, 1st xxs, 2022 03 23.pdf) none in past 24months. 4/21/2022 - Received confirmation from client the 24 month VOM/VOR look back only applies to loans with impounds being waived and this loan does not have an impound waiver so the 24-month look back does not apply and hence condition is resolved.			PUD	xx	xx	xx	Primary	Cash Out	693	4.75	xx	3	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	46.641%		Alternative	QC Complete	01/31/2023
RPBUHAA3VVD	xx	500_416		xx	Pennsylvania	Not Covered/Exempt	No	1	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Purchase	748					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	02/25/2022
3KSNKJ2AQ2D	xx	500_419		xx	Texas	Not Covered/Exempt	No	1	1	1	1	1	No	No						PUD	xx	xx	xx	Investor	Purchase						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:			No	Alternative	QC Complete	02/25/2022
3P11IRFAKZD	xx	500_42	xx	Maryland	Non-QM/Compliant	Yes	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   CU and LCA score is missing in the file. AVM to be ordered.

03/10/2022 - Received AVM as additional valuation & condition resolved.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL : charged 5.175% allowed  5.110%  over by   +0.065%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the MD COMAR higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of Maryland Regulations While the Maryland COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

MD COMAR Higher-Priced Mortgage Loan Test FAIL :  charged 5.175%  allowed 5.110%  over by  +0.065%

																	Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation Maryland COMAR 09.03.06.02B(13), COMAR 09.03.09.02B(6)			Single Family	xx	xx	xx	Primary	Purchase	730		xx	39	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		38.887%	Yes	Alternative	QC Complete	01/30/2023
ZQOVI3EUJRF	xx	500_421		xx	Florida	Not Covered/Exempt	No	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Both CU & LCA risk scores are missing. AVM to be ordered 03/10/2022 - Received AVM as additional valuation & condition resolved.			High Rise Condo (>=9 Stories)	xx	xx	xx	Investor	Purchase	780					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	03/04/2022
2KLF3NTFY3V	xx	500_422		xx	Florida	Not Covered/Exempt	No	1	1	1	1	1	No	No						PUD	xx	xx	xx	Investor	Cash Out						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	xx			Alternative	QC Complete	01/31/2023
01SNBX50MED	xx	500_424		xx	Florida	Not Covered/Exempt	No	1	1	1	1	1	No	No						PUD	xx	xx	xx	Investor	Purchase	697					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	03/04/2022
UV222FUIQUV	xx	500_427		xx	Utah	Not Covered/Exempt	No	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Both CU score is missing. AVM need to be ordered. 03/10/2022 - Received AVM as additional valuation & condition resolved.			Single Family	xx	xx	xx	Investor	Purchase	714					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	02/25/2022
1TZJABCDLLK	xx	500_429		xx	Florida	Not Covered/Exempt	No	1	1	1	1	1	No	No						PUD	xx	xx	xx	Investor	Purchase	643					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	03/04/2022
AIS5JVKLMMQ	xx	500_43	xx	California	Non-QM/Compliant	Yes	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   Value on AVM is more 10% on negative side than appraisal. CDA to be ordered.

04/27/2022 - Received CDA. Hence, condition is resolved.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test.  Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL Charged 5.918% 5.460% +0.458%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test FAIL Charged 5.918% 5.460% +0.458%

																	Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation CA AB 260, California Financial Code Division 1.9 4995(a).			Single Family	xx	xx	xx	Primary	Cash Out	709	1	xx	10	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	11.113%		Alternative	QC Complete	01/30/2023
TMEO3V2TLOZ	xx	500_430		xx	Texas	Not Covered/Exempt	No	1	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Purchase	658					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	03/04/2022
F3KCBYCMIP2	xx	500_431	xx	Washington	Non-QM/Compliant	Yes	3	1	1	1	1	No	No	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   TRID Violation due to Appraisal fee increased  in Initial CD dated 03/22/2022.  Revised LE dated 03/18/2022 reflects Appraisal fee $850.00, however, Initial  CD dated 03/22/2022 reflects the  Appraisal fee $950.00.
This is a fee increase of $ 100.00 for a Non-Shoppable Fee which exceeds the 0% tolerance, valid COC required.

Resolved 6/10/2022 : Received PCCD with cure amount of $100.00 and updated, hence conditions cleared.

*** (CURED) Hazard Insurance Coverage less than Loan Amount - EV R
COMMENT:   As per Hazard insurgence dwelling amount not covering the loan amount.. Loan Amount xx and Estimate cost as per appraisal xx and Dwelling coverage xx
Hence we need Replacement cost estimate copy and new Insurance copy

																	4/21/2022 - Received Replacement cost estimator document and condition is resolved			PUD	xx	xx	xx	Primary	Refinance	755	0.76	xx	12	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		34.140%		Full Documentation	QC Complete	04/05/2022
OGFA1TTJYGC	xx	500_433		xx	Florida	Not Covered/Exempt	No	3	1	1	1	1	No	No			*** (CURED) Hazard Insurance Coverage less than Loan Amount - EV R COMMENT: Dwelling coverage is xx and loan amount is xx. Need Updated HO6 policy or Replacement cost to cover the loan amount 5/9/2022 - Received confirmation from client that subject is a condo with bare walls coverage so the master policy would include the actual structural coverage while the HO-6 policy that has additional dwelling coverage for the interior fixtures and finishings. Hence condition is resolved.			Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase	708					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	01/31/2023
NXAJY2HTWBE	xx	500_436		xx	Nevada	Not Covered/Exempt	No	1	1	1	1	1	No	No						Manufactured Housing	xx	xx	xx	Investor	Purchase	792					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	03/01/2022
O4KQCEUT15I	xx	500_441		xx	California	Non-QM/Compliant	Yes	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Incomplete or Data not complete - EV R COMMENT: CDA to be ordered as value on AVM is more than 10% on negative side than appraisal. 04/27/2022 - Received CDA. Hence, condition is resolved.			Single Family	xx	xx	xx	Primary	Cash Out	735	14			xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.621%		Full Documentation	QC Complete	04/05/2022
ZQDUOXAD4J1	xx	500_442	xx	Utah	Non-QM/Compliant	Yes	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: Fail  Charged: 5.676%  Allowed: 4.740%  Over by: +0.936%

																	Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			PUD	xx	xx	xx	Primary	Cash Out	760	0.08				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	01/30/2023
0QXNM4HXALB	xx	500_447		xx	Florida	Not Covered/Exempt	No	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Confidence score on AVM 0.19 is exceeding guidelines. CDA to be ordered 05/09/2022 - Received CDA. Hence, condition is resolved.			Single Family	xx	xx	xx	Investor	Refinance	683					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	01/31/2023
IGCKVO50FSR	xx	500_451		xx	South Carolina	Not Covered/Exempt	No	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Please provide secondary valuation AVM present in the loan package the confidence score is 0.5% , CDA to be ordered 04/27/2022 - Received CDA. Hence, condition is resolved.			High Rise Condo (>=9 Stories)	xx	xx	xx	Investor	Purchase	697					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	04/06/2022
4VOXKAACKTN	xx	500_455	xx	Florida	Non-QM/Compliant	Yes	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged: 7.246% Allowed: 5.490% Over By : +1.756%

																	Resolved : HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Single Family	xx	xx	xx	Primary	Purchase	668		xx	12	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		38.958%	Yes	Alternative	QC Complete	01/30/2023
1CIM1MYEW3Q	xx	500_457		xx	Florida	Not Covered/Exempt	No	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Both CU risk scores are missing in the file. AVM to be ordered 05/16/2022 - Received CDA. Hence, condition is resolved.			Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase	706					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	04/07/2022
XN3SOFU2V1U	xx	500_458		xx	Florida	Not Covered/Exempt	No	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Incomplete or Data not complete - EV R COMMENT: Both CU/LCA score is missing in the loan file. The AVM Secondary Valuation document from CA Neighborhood Value Range in file page#441 missing the original stated value and Confidence score. Require Updated AVM with all the details. CDA to be ordered. 04/27/2022 - Received CDA. Hence, condition is resolved.			Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase	779					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			Yes	Alternative	QC Complete	01/31/2023
TXSVT3BTEJK	xx	500_473		xx	Florida	Not Covered/Exempt	No	1	1	1	1	1	No	No						Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Cash Out	760					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	11/26/2021
I0SYM3MZKH2	xx	500_477		xx	Maryland	Not Covered/Exempt	No	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: CU Score is missing. AVM to be ordered. 04/07/2022 - Received AVM. Hence, condition is resolved.			2 Family	xx	xx	xx	Investor	Cash Out	734					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	03/29/2022
KNTSOJVAVFW	xx	500_74		xx	California	Non-QM/Compliant	Yes	3	1	1	1	1	No	No			*** (CURED) The Credit LOX is missing - EV R COMMENT: Provide a letter of explanation for following credit inquiries reported on credit report. xx - 07/26/21 xx - 06/15/21 xx - 06/04/21 xx - 05/25/21 xx - 05/25/21 xx - 05/25/21 *** (CURED) Income documentation does not meet guidelines - EV R COMMENT: Unable to verify Co-Borrower income of xx per month. Please provide supporting documentation to support income. 10/11/2021 - Received updated UW worksheet & Final 1003 page 2, without borrower 2 income. This resolves the condition.			PUD	xx	xx	xx	Primary	Purchase	682		xx	20	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		29.180%	Yes	Alternative	QC Complete	01/31/2023
LC15SWXUFVP	xx	500_88		xx	Florida	Not Covered/Exempt	No	1	1	1	1	1	No	No						PUD	xx	xx	xx	Investor	Refinance						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:				Alternative	QC Complete	01/31/2023